Dividends (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 CAD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 CAD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 CAD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 CAD ($) $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 105,707		$ 83,824		$ 200,322		$ 158,453
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.1706		$ 0.1551		$ 0.3257		$ 0.2961
Series A Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 1,549		$ 1,549		$ 3,097		$ 3,097
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.3226		$ 0.3226		$ 0.6453		$ 0.6453
Series D Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 1,273		$ 1,273		$ 2,546		$ 2,546
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.3182		$ 0.3182		$ 0.6364		$ 0.6364